ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Liabilities And Other Payable
	December 31,
	2024	2023

Warranty provision	$538	$585
Accrued expenses	4,613	7,783
Fixed assets creditors	369	182
Others	111	193

	$5,631	$8,743